Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Summary Of Other Borrowings

(Dollars in thousands)	2011	2010
Securities sold under repurchase agreements	413,333	217,289
Other	30,420	43,331
Secured borrowings - owed to securitization investors	600,000	600,000

Total other borrowings	$1,043,753	$860,620